Derivative Financial Instruments - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2024 USD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Change in fair value of cash flow hedges		€ (3)	€ 1	€ (1)
Forward currency sales in US dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					$ 3,615
Derivative financial liabilities		26
Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					1,000
Derivative financial liabilities		2
Change in fair value of cash flow hedges		0
Forward currency purchases in US dollar, commercial paper
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $					$ 1,080
Derivative financial assets		16
Change in fair value of cash flow hedges		0
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		14,846
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		7,190
Notional amount | Forward currency sales in US dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	[1]	5,797
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		7,656
Notional amount | Forward currency purchases in US dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	[2],[3]	5,242
Notional amount | Forward currency purchases in Singapore dollar | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		1,768
Notional amount | Forward currency sales in Chinese yuan renminbi | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		301
Notional amount | Forward Currency Sales In Canadian Dollar | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		190
Notional amount | Forward Currency Purchases In Hungarian florint | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		182
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		12
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(30)
Fair value | Forward currency sales in US dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(28)
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		42
Fair value | Forward currency purchases in US dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		37
Fair value | Forward currency purchases in Singapore dollar | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		7
Fair value | Forward currency sales in Chinese yuan renminbi | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(1)
Fair value | Forward Currency Sales In Canadian Dollar | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		(1)
Fair value | Forward Currency Purchases In Hungarian florint | 2024
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place		€ (1)

[1]	Includes forward sales with a notional amount of $3,615 million expiring in 2024, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2024, the fair value of these forward contracts represented a liability of €26 million; the opposite entry was recognized in “Other comprehensive income”, with the impact on financial income and expense being immaterial.
[2]	(c) Includes forward purchases with a notional amount of $1,080 million expiring in 2024 , designated as a fair value hedge of $1,080 million of commercial paper. As of June 30, 2024, the fair value of these contracts represented an asset of €16 million, with €0 million credited to “Other comprehensive income” to recognize the hedging cost.
[3]	(b) Includes forward purchases with a notional amount of $1,000 million expiring in 2024, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of June 30, 2024, the fair value of these contracts represented an asset of €2 million, with €0 million credited to “Other comprehensive income” to recognize the hedging cost